OTHER NON-INTEREST INCOME (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 777,280	€ 1,017,172		€ 990,054
Gain on disposal of premises and foreclosed assets		12,744	2,643		3,259
Hotel revenues		31,274	33,986		34,737
Other		41,067	107,452		62,740
Total	$ 1,140,845	€ 862,365	€ 1,161,253	[1]	€ 1,090,790	[1]

[1]	As restated. See Note 43 for more information.